Long-term debt (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Debt and Capital Lease Obligations	$ 78,542		$ 66,013
Emer Other Financing [Member]
Debt and Capital Lease Obligations	1,129	[1]	247	[1]
Prins Other Financing [Member]
Debt and Capital Lease Obligations	1,424	[2]	0	[2]
Other Financing [Member]
Debt and Capital Lease Obligations	$ 93		$ 156

[1]	Emer other financing consists of various unsecured bank financing arrangements that carry rates of interest ranging from 1.01% to 2.90% (2013 - 1.01% to 8.00%) and are payable on maturity dates ranging from June 23, 2015 to June 23, 2017.
[2]	Prins other bank financing consists of a credit facility for maximum borrowings of €2,000. The credit facility bears interest at the 3 month Euribor + 3.5% (3.6% as of December 31, 2014). The credit facility is governed by an accounts receivable list requirement limiting such borrowings to 60% of accepted accounts receivable.